Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment and Geographic Information [Abstract]
Schedule of Disaggregated Revenue

Revenue disaggregated by revenue source consists of the following:

	Year Ended December 31,
	2024	2023	2022

Systems	$33,190	$48,998	$119,073
Ink and consumables	114,896	112,047	103,429
Services	55,739	58,741	49,016

Total revenue	$203,825	$219,786	$271,518

Schedule of Revenue by Geographic Region

The following table presents revenue disaggregated by geography based on customer location:

	Year Ended December 31,
	2024	2023	2022

U.S.	$115,034	$123,550	$138,515
EMEA	50,089	60,706	93,243
Asia Pacific	21,509	22,006	24,396
Other	17,193	13,524	15,364

Total revenue	$203,825	$219,786	$271,518

The following table presents long-lived assets including right of use assets by geographic region as of December 31, 2024 and 2023:

	December 31,
	2024	2023

U.S.	$13,340	$2,560
Israel	49,701	58,489
EMEA	14,937	13,279
Asia Pacific	298	359

	$78,276	$74,687

Schedule of Percentage of Revenues

The following table sets forth the customers that accounted for 10% or more of the Company’s total revenues in each of the years set forth below:

	Year Ended December 31,
	2024	2023	2022

Customer A	30%	20%	27%
	December 31,
	2024	2023

Customer A	14%	16%
Customer B	15%	13%
Customer C	12%	-